Members' Equity	12 Months Ended
Dec. 31, 2020
Members' Equity [Abstract]
Members' Equity
Note 13 — Members’ Equity
The Company’s equity consists of Class A Common Units and Class B Common Units.
See Note 3 for member units issued as part of business combination transactions in 2020 and 2019.
Unit
Selling Stockholders
of Class A common units Class B common units share equally in the undistributed income of the Company after consideration of the cumulative unpaid dividends related to the Class A Preferred Units. Allocations and distributions to incentive units are subject to certain participation thresholds set by the managers of Company. Unit
Selling Stockholders
of Class A Common Units are entitled to one vote per Class A Common Unit held and unit
Selling Stockholders
of Class B Common Units are not entitled to vote.
The following table represents a summary of the Company’s Member’s Equity as of December 31, 2020 and December 31, 2019:

	December 31, 2020	December 31, 2019
Class A Common Units	5,480,611	2,883,452
Class B Common Units	2,242,981	1,567,546

	December 31, 2020	December 31, 2019
Class A Common Units	$35,869	$18,701
Class B Common Units	14,450	10,467

	$50,319	$29,168